Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Summary of lease cost

Year Ended
December 31, 2019
The components of lease cost under ASC 842 were as follows:
Operating lease cost	$6,649
Short-term lease cost	—
Variable lease cost	—

Total lease cost	$6,649

Year Ended
December 31, 2019
Supplemental cash flow information:
Cash paid for amounts included in measurement of lease liabilities:
Operating cash flows from operating leases	$6,480
Non-cash lease activity:
Right-of-use lease assets obtained in exchange for new operating lease liability:
Operating leases	$355

December 31, 2019
Supplemental balance sheet information related to leases is as follows:
Operating leases
Operating lease right-of-use assets	$11,944

Total operating right-of-use lease assets	$11,944

Operating lease liabilities, current	6,232
Operating lease liabilities, net of current portion	7,164

Total operating lease liabilities	$13,396

Weighted-average remaining lease term (in years)	2.0 years
Weighted-average discount rate	3.3%

Summary of minimum future lease payments for these operating leases
As of December 31, 2019, minimum future lease payments for these operating leases were as follows:

Year ending December 31, 2019
2020	$6,925
2021	6,102
2022	583
2023	230
2024	—
Thereafter	—

Total lease payments	$13,840

Less imputed interest	444

Total present value of lease liabilities	$13,396

As of December 31, 2018, minimum future lease payments for these operating leases under ASC 840 were as follows:

Year ending December 31, 2018	Operating Leases
2019	$6,609
2020	6,925
2021	6,102
2022	583
2023	230

Total lease payments	$20,449